Interest-bearing loans and borrowings	6 Months Ended
Jun. 30, 2022
Interest-Being Loans And Borrowings [Abstract]
Interest-bearing loans and borrowings	Interest-bearing loans and borrowings

(in thousands of USD)	Note	Bank loans	Other Notes	Lease liabilities	Other borrowings	Total
More than 5 years	—	102,419	—	74	—	102,493
Between 1 and 5 years	—	1,073,416	196,895	16,685	86,198	1,373,194
More than 1 year		1,175,835	196,895	16,759	86,198	1,475,687
Less than 1 year	—	29,313	67,025	22,292	117,863	236,493
At January 1, 2022		1,205,148	263,920	39,051	204,061	1,712,180

New loans	—	748,450	—	13,382	149,941	911,773
Scheduled repayments	—	(81,961)	(67,200)	(11,944)	(227,872)	(388,977)
Early repayments	—	(200,000)	—	—	—	(200,000)
Other changes	—	733	503	—	—	1,236
Translation differences	—	—	—	(137)	(4,069)	(4,206)
Balance at June 30, 2022		1,672,370	197,223	40,352	122,061	2,032,006

More than 5 years	—	203,531	—	54	—	203,585
Between 1 and 5 years	—	1,356,753	197,223	15,535	78,872	1,648,383
More than 1 year		1,560,284	197,223	15,589	78,872	1,851,968
Less than 1 year	—	112,086	—	24,763	43,189	180,038
Balance at June 30, 2022		1,672,370	197,223	40,352	122,061	2,032,006

The amounts shown under "New Loans" and "Early Repayments" related to bank loans include drawdowns and repayments under revolving credit facilities during the year.
The amount shown under "New Loans" related to lease liabilities is mainly attributable to the extension of the time charter agreement for the two Suezmaxes Marlin Sardinia and Marlin Somerset with an additional 12 months. In accordance with IFRS, the Group recognized a lease liability of USD 13.4 million (see Note 12).
Bank loans

Terms and debt repayment schedule
The terms and conditions of outstanding loans were as follows:

(in thousands of USD)				June 30, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Secured vessels Revolving loan 750M*	USD	libor + 1.95%	2022	—	—	—	8,474	—	(231)
Secured vessels Revolving loan 409.5M*	USD	libor + 2.25%	2023	63,380	40,000	39,771	125,880	65,000	64,544
Secured vessels loan 27.1M	USD	libor + 1.95%	2029	24,876	24,876	24,876	25,102	25,102	25,102
Secured vessels loan 81.4M	USD	libor + 1.50%	2029	47,491	47,491	46,209	50,883	50,883	49,454
Secured vessels loan 69.4M	USD	libor + 2.0%	2030	52,066	52,066	52,066	54,379	54,379	54,379
Secured vessels loan 104.2M	USD	libor + 2.0%	2030	71,590	71,590	70,817	75,928	75,928	75,071
Secured vessels Revolving loan 200.0M*	USD	libor + 2.0%	2025	110,204	75,000	74,406	123,032	55,000	54,245
Secured vessels Revolving loan 700.0M*	USD	libor + 1.95%	2026	577,900	550,000	545,593	602,320	370,000	364,987
Secured vessels Revolving loan 713.0M*	USD	libor + 2.30%	2026	616,286	527,446	522,739	649,695	524,135	518,568
Unsecured Revolving loan 80.0M	EUR	libor + 1.45%	2026	83,096	75,000	74,635	100,000	—	(463)
Secured vessels loan 73.45M	USD	libor + 1.80%	2028	73,450	73,450	72,983	—	—	(508)
Secured FSO loan 150M	USD	sofr + 2.15%	2030	150,000	150,000	148,275	—	—	—
Total interest-bearing bank loans				1,870,339	1,686,919	1,672,370	1,815,693	1,220,427	1,205,148

* The total amount available under the revolving loan facilities depends on the total value of the fleet of tankers securing the facility.

The facility size of the vessel loans can be reduced if the value of the collateralized vessels falls under a certain percentage of the outstanding amount under that loan.
On June 21, 2022, the group entered into a USD 150 million senior secured amortizing term loan facility to finance the acquisition of the 50% ownership in the FSO joint ventures. The new facility has been concluded with ING and ABN Amro who were also the supporting banks in the existing facility. At the same time the existing facilities for the FSO JV companies which were maturing in July 2022 and September 2022 have also been repaid. The new facility is linked to the sustainability performance of the Company. The commercial terms include a reduction of the interest rate when the Company achieves its targets in relation to two sustainability KPI's. The facility has a duration of 7.75 years with maturity on March 30, 2030.
Other notes

(in thousands of USD)				June 30, 2022			December 31, 2021
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
Unsecured notes	USD	7.50%	2022	—	—	—	67,200	67,200	67,025
Unsecured notes	USD	6.25%	2026	200,000	200,000	197,223	200,000	200,000	196,895
Total other notes				200,000	200,000	197,223	267,200	267,200	263,920

In line with the successful placement of the new USD 200 million senior unsecured bond announced on September 2, 2021, the old bond carrying a coupon of 7.50% has been fully repaid during the second quarter of 2022.
On March 18, 2022, the Financial Supervisory Authority of Norway approved the listing on the Oslo Stock Exchange of Euronav Luxembourg S.A.’s USD 200 million senior unsecured bonds due September 2026.
Other borrowings
On June 6, 2017, the Group signed an agreement with BNP to act as dealer for a Treasury Notes Program with a maximum outstanding amount of 50 million Euro. On October 1, 2018, KBC was appointed as an additional dealer in the agreement and the maximum amount was increased from 50 million Euro to 150 million Euro. As of June 30, 2022, the outstanding amount was USD 28.7 million or 27.6 million Euro (December 31, 2021: USD 104.0 million or 91.8 million Euro). The Treasury Notes are issued on an as needed basis with different durations and initial pricing is set to 60 bps over Euribor. The company enters into FX forward contracts to manage the transaction risks related to these instruments issued in Euro compared to the USD Group currency. The FX contracts have a same nominal amount and duration as the issued Treasury Notes and they are measured at fair value with changes in fair value recognized in the consolidated statement of profit or loss. On June 30, 2022, the fair value of these forward contracts amounted to USD (1.4) million.
On December 30, 2019, the Company entered into a sale and leaseback agreement for three VLCCs. The three VLCCs are the Nautica (2008 – 307,284), Nectar (2008 – 307,284) and Noble (2008 – 307,284). The vessels were sold and were leased back under a 54-months bareboat contract at an average rate of USD 20,681 per day per vessel. In accordance with IFRS, this transaction was not accounted for as a sale but Euronav as seller-lessee will continue to recognize the transferred assets, and recognized a financial liability equal to the net transfer proceeds of USD 124.4 million. As of June 30, 2022, the outstanding amount was USD 93.4 million (December 31, 2021: USD 100.1 million). At the end of the bareboat contract, the vessels will be redelivered to their new owners. Euronav may, at any time on and after the 1st anniversary, notify the owners by serving an irrevocable written notice at least three months prior to the proposed purchase option date of the charterers' intention to terminate this charter on the purchase option date and purchase the vessel from the owners for the applicable purchase option price.
The future lease payments for these leaseback agreements are as follows:

(in thousands of USD)	June 30, 2022	December 31, 2021

Less than one year	22,667	22,667
Between one and five years	22,638	33,878
More than five years	—	—
Total future lease payables	45,305	56,545